Share-Based Payments (Details) - Stock Options - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Outstanding Beginning balance	1,706,431	1,853,391
Granted	0	0
Exercised	0	(136,961)
Expired	0	(9,999)
Forfeited	(60,000)	0
Outstanding ending balance	1,646,431	1,706,431	1,853,391
Vested and expected to be vested	1,646,431	1,706,431
Options exercisable (vested)	1,634,348	1,653,097
Weighted Average Exercise Price
Outstanding beginning balance	$ 3.28	$ 3.2
Granted	0.00	0.00
Exercised	0.00	2.34
Expired	0.00	1.58
Forfeited	1.91	0.00
Outstanding ending balance	3.33	3.28	$ 3.2
Vested and expected to be vested	3.33	3.28
Options exercisable (vested)	$ 3.34	$ 3.33
Weighted Average Remaining Contractual Life (Years)
Outstanding	3 years 7 months 28 days	4 years 29 days	2 years 11 months 27 days
Vested and expected to be vested	3 years 7 months 28 days	4 years 29 days
Options exercisable (vested)	3 years 7 months 17 days	4 years 29 days
Aggregated Intrinsic Value
Outstanding	$ 54,565	$ 0	$ 0.02
Vested and expected to be vested	54,565	0.00
Options exercisable (vested)	$ 53,565	$ 0.00